UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Swan Enhanced Dividend Income ETF

(SCLZ) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$45	0.85%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: the Fund had a reasonable debut in 2024, with an 11.84% total return since its inception on February 26th. Over the same period the CBOE S&P 500 BuyWrite index returned 16.28% and the S&P 500 had a 17.37% return. During the six months ended December 31, 2024 the Fund had an 8.02% return, compared to 11.65% and 8.44% for the CBOE S&P 500 BuyWrite and S&P 500, respectively.

Since inception, the Fund has made three quarterly distributions, within the range of its intended target.

Core Equity: the Fund’s equity portfolio of 50 stocks is a “growth at a reasonable price” portfolio, emphasizing those stocks with solid return-on-assets, growing dividend profiles, and/or sound fundamentals. Therefore, during periods when the “Magnificent Seven” stocks were running, the core equity portfolio tended to lag. Conversely, during those periods when the market broadened, the core equity portfolio tended to rally. Over the latter six months of 2024, this segment of the Fund had an 8.6% price return, excluding dividends.

Dividends: the Fund seeks to generate a portion of its distributions via equity dividends. Between July 1st and December 31st, 2024, the Fund’s dividends generated 98 basis points of return.

Call Writing: the Fund also seeks to collect and distribute premium from the writing of call options on its individual stock positions. Options on individual stocks tend to have higher premiums than options on broad indices. Also, writing options on individual stocks allows more freedom and flexibility for the portfolio managers to selectively write options during times when management believes the risk/return characteristics are more favorable. During a strong bull market like 2024, call writing tends to be defensive in nature. During the latter half of 2024, the call writing component of the Fund had a -1.1% return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Swan Enhanced Dividend Income ETF - NAV
CBOE S&P 500® BuyWrite Index
S&P 500® Index
$12,500
$10,000
$7,500
$5,000
$2,500
$0
$11,737
$11,628
$11,184
02/26/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24

	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
02/29/24	$9,994	$10,042	$10,056
03/31/24	$10,194	$10,263	$10,380
04/30/24	$9,868	$10,124	$9,956
05/31/24	$10,168	$10,234	$10,449
06/30/24	$10,354	$10,415	$10,824
07/31/24	$10,530	$10,533	$10,956
08/31/24	$10,951	$10,840	$11,222
09/30/24	$11,097	$10,992	$11,461
10/31/24	$11,013	$10,937	$11,357
11/30/24	$11,378	$11,375	$12,024
12/31/24	$11,184	$11,628	$11,737

Average Annual Total Returns

	6 Months	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	8.02%	11.84%
CBOE S&P 500® BuyWrite Index	11.65%	16.28%
S&P 500® Index	8.44%	17.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$6,656,370
Number of Portfolio Holdings	89
Advisory Fee	$20,186
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Equity Option	-1.0%
Communications	5.9%
Financials	7.2%
Consumer Discretionary	8.4%
Consumer Staples	11.4%
Health Care	12.7%
Industrials	16.6%
Technology	36.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	5.9%
Apple, Inc.	5.5%
Microsoft Corporation	5.0%
Broadcom, Inc.	4.9%
JPMorgan Chase & Company	3.3%
Eli Lilly & Company	3.2%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.5%
Procter & Gamble Company (The)	2.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Enhanced Dividend Income ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SCLZ

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Enhanced Dividend Income ETF
SCLZ

Semi-Annual Financial Statements
and Additional Information
December 31, 2024

1-877-383-7259
etfs.swanglobalinvestments.com

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 2.6%
312	General Dynamics Corporation(a)	$82,209
183	Lockheed Martin Corporation	88,927
		171,136
	BANKING - 3.4%
928	JPMorgan Chase & Company(a)	222,451

	BEVERAGES - 3.6%
2,061	Coca-Cola Company (The)(a)	128,318
719	PepsiCo, Inc.	109,331
		237,649
	BIOTECH & PHARMA - 8.5%
278	Eli Lilly & Company(a)	214,616
982	Johnson & Johnson	142,017
1,284	Merck & Company, Inc.(a)	127,732
505	Zoetis, Inc.	82,280
		566,645
	COMMERCIAL SUPPORT SERVICES - 1.2%
428	Cintas Corporation(a)	78,196

	DIVERSIFIED INDUSTRIALS - 3.0%
487	Honeywell International, Inc.(a)	110,009
358	Illinois Tool Works, Inc.	90,774
		200,783
	ELECTRICAL EQUIPMENT - 3.9%
1,420	Amphenol Corporation, Class A(a)	98,618
852	Otis Worldwide Corporation	78,904
583	TE Connectivity PLC(a)	83,352
		260,874
	FOOD - 2.3%
432	Hershey Company (The)	73,159
1,353	Mondelez International, Inc., Class A(a)	80,815
		153,974

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5%
328	UnitedHealth Group, Inc.(a)	$165,922

	HOUSEHOLD PRODUCTS - 2.4%
961	Procter & Gamble Company (The)(a)	161,112

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
382	Cboe Global Markets, Inc.(a)	74,643

	INSURANCE - 2.7%
253	Aon PLC, Class A(a)	90,867
433	Marsh & McLennan Companies, Inc.(a)	91,974
		182,841
	INTERNET MEDIA & SERVICES - 5.9%
2,087	Alphabet, Inc., Class A(a)	395,069

	LEISURE FACILITIES & SERVICES - 4.4%
407	McDonald’s Corporation(a)	117,985
995	Starbucks Corporation(a)	90,794
607	Yum! Brands, Inc.(a)	81,435
		290,214
	MACHINERY - 4.6%
309	Caterpillar, Inc.(a)	112,092
247	Deere & Company	104,654
260	Snap-on, Inc.(a)	88,265
		305,011
	MEDICAL EQUIPMENT & DEVICES - 1.7%
1,006	Abbott Laboratories(a)	113,789

	RETAIL - DISCRETIONARY - 4.0%
408	Home Depot, Inc. (The)(a)	158,708
895	TJX Companies, Inc. (The)(a)	108,125
		266,833
	SEMICONDUCTORS - 8.1%
1,416	Broadcom, Inc.(a)	328,286

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 8.1% (Continued)
689	QUALCOMM, Inc.(a)	$105,844
575	Texas Instruments, Inc.(a)	107,818
		541,948
	SOFTWARE - 8.7%
180	Intuit, Inc.(a)	113,130
786	Microsoft Corporation(a)	331,299
792	Oracle Corporation(a)	131,979
		576,408
	TECHNOLOGY HARDWARE - 7.6%
1,470	Apple, Inc.(a)	368,117
2,274	Cisco Systems, Inc.(a)	134,621
		502,738
	TECHNOLOGY SERVICES - 12.5%
327	Accenture PLC, Class A(a)	115,035
346	Automatic Data Processing, Inc.(a)	101,285
1,078	Cognizant Technology Solutions Corporation, Class A(a)	82,898
322	Mastercard, Inc., Class A(a)	169,556
143	MSCI, Inc.(a)	85,801
605	Paychex, Inc.(a)	84,833
616	Visa, Inc., Class A(a)	194,680
		834,088
	TOBACCO & CANNABIS - 3.1%
1,785	Altria Group, Inc.	93,338
922	Philip Morris International, Inc.	110,962
		204,300
	TRANSPORTATION EQUIPMENT - 1.3%
856	PACCAR, Inc.	89,041

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $6,471,401)	$6,595,665

	TOTAL INVESTMENTS - 99.1% (Cost $6,471,401)	$6,595,665
	CALL OPTIONS WRITTEN - (1.0)% (Premiums received - $101,568)	(67,632)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	128,337
	NET ASSETS - 100.0%	$6,656,370

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.0)%
	CALL OPTIONS WRITTEN - (1.0)%
10	Abbott Laboratories	02/21/2025	$125.00	$113,110	$418
3	Accenture PLC	02/21/2025	380.00	105,537	628
20	Alphabet, Inc.	01/17/2025	195.00	378,600	4,013
14	Amphenol Corporation	02/21/2025	75.00	97,230	1,625
2	Aon PLC	02/21/2025	380.00	71,832	847
14	Apple, Inc.	01/17/2025	255.00	350,588	2,999
3	Automatic Data Processing, Inc.	02/21/2025	320.00	87,819	452
14	Broadcom, Inc.	01/17/2025	260.00	324,576	1,350
3	Caterpillar, Inc.	02/21/2025	390.00	108,828	1,789
3	Cboe Global Markets, Inc.	02/21/2025	210.00	58,620	649
4	Cintas Corporation	03/21/2025	200.00	73,080	773
22	Cisco Systems, Inc.	02/21/2025	62.50	130,240	1,864
20	Coca-Cola Company (The)	02/21/2025	67.50	124,520	564
10	Cognizant Technology Solutions Corporation	01/17/2025	87.50	76,900	19
2	Eli Lilly & Company	02/21/2025	880.00	154,400	2,067
3	General Dynamics Corporation	02/21/2025	280.00	79,047	818
4	Home Depot, Inc. (The)	02/21/2025	420.00	155,596	1,154
4	Honeywell International, Inc.	02/21/2025	250.00	90,356	791
1	Intuit, Inc.	03/21/2025	700.00	62,850	1,246
9	JPMorgan Chase & Company	03/21/2025	260.00	215,739	2,937
4	Marsh & McLennan Companies, Inc.	01/17/2025	240.00	84,964	4
3	Mastercard, Inc.	03/21/2025	565.00	157,971	2,022
4	McDonald’s Corporation	03/21/2025	315.00	115,956	872
12	Merck & Company, Inc.	02/21/2025	110.00	119,376	1,058
7	Microsoft Corporation	02/21/2025	450.00	295,050	4,102
13	Mondelez International, Inc.	03/21/2025	65.00	77,649	823
1	MSCI, Inc.	03/21/2025	640.00	60,001	1,510
7	Oracle Corporation	03/21/2025	180.00	116,648	3,787
6	Paychex, Inc.	03/21/2025	150.00	84,132	719
9	Procter & Gamble Company (The)	03/21/2025	180.00	150,885	1,169
6	QUALCOMM, Inc.	02/21/2025	170.00	92,172	1,992
2	Snap-on, Inc.	02/21/2025	370.00	67,896	577
9	Starbucks Corporation	02/21/2025	95.00	82,125	2,605

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.0)% (Continued)
	CALL OPTIONS WRITTEN - (1.0)% (Continued)
5	TE Connectivity PLC	02/21/2025	$155.00	$71,485	$627
5	Texas Instruments, Inc.	03/21/2025	210.00	93,755	1,493
8	TJX Companies, Inc. (The)	02/21/2025	135.00	96,648	126
3	UnitedHealth Group, Inc.	02/21/2025	540.00	151,758	3,474
6	Visa, Inc.	01/17/2025	295.00	189,624	13,324
6	Yum! Brands, Inc.	02/21/2025	145.00	80,496	345
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $101,568)				67,632

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of securities held as collateral is $5,178,217

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

ASSETS
Investment securities:
At cost	$6,471,401
At fair value	$6,595,665
Cash	125,677
Dividends receivable	9,988
TOTAL ASSETS	6,731,330

LIABILITIES
Options Written (Premiums received $101,568)	67,632
Payable for securities purchased	317
Investment advisory fees payable	7,011
TOTAL LIABILITIES	74,960
NET ASSETS	$6,656,370

NET ASSETS CONSIST OF:
Paid in capital	$6,463,751
Accumulated earnings	192,619
NET ASSETS	$6,656,370

NET ASSET VALUE PER SHARE:
Net Assets	$6,656,370
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	125,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$53.25

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

INVESTMENT INCOME
Dividends	$45,612
Less: Foreign withholding taxes	(2)
TOTAL INVESTMENT INCOME	45,610

EXPENSES
Investment advisory fees	20,186
TOTAL EXPENSES	20,186

NET INVESTMENT INCOME	25,424

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	11,494
Options written	(50,777)
Net realized gain on in-kind redemptions	225,182
Net change in unrealized appreciation on:
Investments	17,723
Options written	34,613
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	238,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,659

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Period Ended
	(Unaudited)	June 30, 2024 (a)
FROM OPERATIONS:
Net investment income	$25,424	$10,725
Net realized gain (loss) on investments, in-kind redemptions and options written	185,899	(21,019)
Net change in unrealized appreciation on investments and options written	52,336	105,864
Net increase in net assets resulting from operations	263,659	95,570

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	—	(48,525)
Distributions paid	(155,885)	(10,725)
Net decrease in net assets resulting from distributions to shareholders	(155,885)	(59,250)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	5,406,446	3,787,209
Payments for shares redeemed	(2,681,379)	—
Net increase in net assets resulting from shares of beneficial interest	2,725,067	3,787,209

TOTAL INCREASE IN NET ASSETS	2,832,841	3,823,529

NET ASSETS
Beginning of Period	3,823,529	—
End of Period	$6,656,370	$3,823,529

SHARE ACTIVITY
Shares Sold	100,000	75,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	50,000	75,000

(a)	The Fund commenced operations on February 26, 2024.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended	For the
	December 31, 2024	Period Ended
	(Unaudited)	June 30, 2024 (1)
Net asset value, beginning of period	$50.98	$50.00

Activity from investment operations:
Net investment income (2)	0.29	0.19
Net realized and unrealized gain on investments	3.78	1.58
Total from investment operations	4.07	1.77

Less distributions from:
Net investment income	(1.80)	(0.14)
Return of capital	—	(0.65)
Total distributions	(1.80)	(0.79)

Net asset value, end of period	$53.25	$50.98
Market price, end of period	$53.24	$51.01
Total return (3,4)	8.02%	3.54%
Market Price Total return (3,4)	7.93%	3.60%
Net assets, at end of period (000s)	$6,656	$3,824

Ratio of expenses to average net assets (5)	0.85%	0.85%
Ratio of net investment income to average net assets (5)	1.07%	1.08%
Portfolio Turnover Rate (4,6)	4%	4%

(1)	The Fund commenced operations on February 26, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.	ORGANIZATION

The Swan Enhanced Dividend Income ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund primarily seeks income and secondarily seeks modest capital appreciation. The Fund commenced operations on February 26, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates. Investments- in open-end investment companies are valued at net asset value. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers,- and general market conditions or market quotations from a major market maker in the securities. Short term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) . Mutual funds are valued at their net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,595,665	$—	$—	$6,595,665
Total	$6,595,665	$—	$—	$6,595,665
Liabilities *
Call Options Written	$—	$67,632	$—	$67,632
Total	$—	$67,632	$—	$67,632

The Fund did not hold any Level 3 securities during the period ended December 31, 2024.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options are reported on the Schedule of Investments.

The Fund will sell (write) covered call options against all or a portion of the stocks in the Fund’s portfolio. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the strike price) up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the strike price. Each option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide gains to the Fund. Selling of covered call options may reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken on returns filed for the open tax year June 30, 2024 or expected to be taken by the Fund in its June 30, 2025 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended December 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,835,524 and $200,117, respectively.

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $2,123,681, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. Swan Global Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund. The Sub-Adviser is an affiliate of the Adviser with the same ownership and management as the Adviser. Subject to the oversight of the Adviser, the Sub-Adviser is responsible for management of the Fund’s investment portfolio. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the Fund incurred $20,186 in advisory fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser has agreed to pay all expenses incurred by the Fund except for the brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of December 31, 2024.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$67,632

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended December 31, 2024.

		Net Change in Unrealized
	Realized Loss	Depreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(50,777)	$34,613

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$6,376,599	$379,143	$(227,709)	$151,434

7.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2024, was as follows:

Fiscal Year Ended
June 30, 2024
Ordinary Income	$10,725
Long-Term Capital Gain	—
Return of Capital	48,525
$59,250

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(1,851)	$—	$(12,402)	$99,098	$84,845

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,851.

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended December 31, 2024, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$1,500	$—

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2025

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 3/4/2025